NOTES RECEIVABLE, NET - THIRD PARTIES (Details)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
NOTES RECEIVABLE, NET-THIRD PARTIES
Notes receivable	¥ 1,690,141,974		¥ 1,051,743,491
Provision for notes receivable	(1,039,900)		(182,338)	¥ 0	¥ 0
Notes receivable, net	1,689,102,074	$ 265,056,974	1,051,561,153
Notes receivable pledged as collateral	¥ 885,280,000		¥ 221,391,816